Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income tax data from continuing operations

	Year Ended December 31,
	2011	2010	2009
Pretax income
U.S.	$165	$85	$(76)
Foreign	260	250	(220)

	$425	$335	$(296)

Provision (benefit) for income tax
Current:
U.S. federal	$(215)	$(61)	$(84)
State and local	(21)	18	12
Foreign	88	43	38

	(148)	—	(34)

Deferred:
U.S. federal	62	22	(117)
State and local	(11)	(7)	(18)
Foreign	22	12	(124)

	73	27	(259)

	$(75)	$27	$(293)

Composition of net deferred tax balances

	December 31,
	2011	2010
Current deferred tax assets	$278	$315
Long-term deferred tax assets	639	664
Current deferred tax liabilities (1)	(7)	(4)
Long-term deferred tax liabilities	(46)	(24)

Deferred income taxes	$864	$951

(1)	Included in the Accrued taxes and other line item in the consolidated balance sheets.

Deferred tax assets (liabilities)

	December 31,
	2011	2010
Plant, property and equipment	$(23)	$(17)
Intangibles	(11)	177
Inventories	118	140
Deferred gains	350	346
Investments	133	(4)
Receivables (net of reserves)	9	85
Accrued expenses and other reserves	201	181
Employee benefits	61	79
Net operating loss, capital loss and tax credit carryforwards	257	406
Other	(6)	(45)

	1,089	1,348
Less valuation allowance	(225)	(397)

Deferred income taxes	$864	$951

A reconciliation of the tax provision

	Year Ended December 31,
	2011	2010	2009
Tax provision at U.S. statutory rate	$149	$117	$(104)
U.S. state and local income taxes	(19)	(2)	(3)
Tax on repatriation of foreign earnings	25	(19)	(45)
Foreign tax rate differential	(64)	(70)	(25)
Tax on capital gains	334	99	—
Change in asset basis	(130)	—	(120)
Nondeductible goodwill	9	3	39
Change in uncertain tax positions	8	23	9
Tax settlements	(25)	(42)	1
Tax on asset dispositions	(60)	1	(32)
Change in valuation allowances	(304)	(99)	—
Other	2	16	(13)

Provision for income tax (benefit)	$(75)	$27	$(293)

A reconciliation of the beginning and ending balance of unrecognized tax benefits

	Year Ended December 31,
	2011	2010	2009
Beginning of Year	$510	$999	$1,003
Additions based on tax positions related to the current year	24	29	4
Additions for tax positions of prior years	36	18	2
Settlements with tax authorities	(407)	(499)	(7)
Reductions for tax positions in prior years	(6)	(5)	(1)
Reductions due to the lapse of applicable statutes of limitations	(4)	(32)	(2)

End of Year	$153	$510	$999